COLORADO BONDSHARES—A TAX EXEMPT FUND
1200 17th Street
Suite 850
Denver, CO 80202
(303) 572-6990
December 29, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	497(j) Filing for Colorado BondShares—A Tax-Exempt Fund (the “Fund”) File Nos. 33-11981 and 811-05009
Ladies and Gentlemen:
     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended, the Fund hereby certifies that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 27 to the Fund’s Registration Statement on Form N-1A, which was filed electronically via EDGAR on December 23, 2010 and that went effective on December 27, 2010.
     This filing is being effected by direct transmission via the Securities and Exchange Commission’s Operational EDGAR System. Please contact the undersigned if there are any questions relating to this filing.

Very truly yours,
/s/ George N. Donnelly
George N. Donnelly
Interim President, Secretary and Treasurer